Reinsurance (Narrative) (Details) (USD $)			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Mortality Risk [Member]	Dec. 31, 2013 Quota Share Reinsurance for Certain Disability Business [Member]	Dec. 31, 2013 Living And Death Benefit Guarantees [Member]	Dec. 31, 2013 Fixed Annuities [Member]	Dec. 31, 2013 Five Largest Ceded Reinsurers [Member]	Dec. 31, 2012 Five Largest Ceded Reinsurers [Member]	Dec. 31, 2013 Ceded Credit Risk, Unsecured [Member]	Dec. 31, 2012 Ceded Credit Risk, Unsecured [Member]	Dec. 31, 2013 Ceded Credit Risk, Unsecured [Member] Five Largest Ceded Reinsurers [Member]	Dec. 31, 2012 Ceded Credit Risk, Unsecured [Member] Five Largest Ceded Reinsurers [Member]
Reinsurance Disclosures [Abstract]
Deposit assets in premiums, reinsurance, and other receivables or secondary guarantee risk for reinsurance	$ 4,600,000,000	$ 4,700,000,000
Deposit liabilities in other liabilities for reinsurance	0	0
Ceded Credit Risk [Line Items]
Reinsurance recoverables	7,500,000,000	7,200,000,000							2,000,000,000	2,200,000,000
Five largest reinsurers, reinsurance recoverables amount							6,700,000,000	6,500,000,000			1,200,000,000	1,400,000,000
Five largest reinsurers, reinsurance recoverables percentage							89.00%	90.00%
Reinsurance Recoverables, Allowance	0	0
Reinsurance Retention Policy [Line Items]
Reinsured risk percentage			100.00%	100.00%	100.00%	90.00%
Percentage of reinsured risk in excess of stated amount			100.00%
Retention amount			$ 100,000